UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2002

Check here if Amendment [ ];     Amendment Number:
This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds, new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Ken Roberts Investment Management Inc.
Address:601 W. Riverside Ave., Suite 1670
        Spokane, WA  99201

13F File Number:   28-6910

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Kenneth M. Roberts
Title:  President, Chief Investment Officer
Phone:  509-624-5591
Signature, Place, and Date of Signing:

       Kenneth M. Roberts       Spokane, Washington       November 7, 2002

Report Type (Check only one):

[X]     13F HOLDING REPORT
[ ]     13F NOTICE
[ ]     13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:   None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


FORM 13F INFORMATION TABLE

                 Title of                      Value          Invstmt Voting Aut
Name of Issuer     Class    CUSIP             (x$1000) Shares Dscretn   None

3M Co.              Com    88579Y101               230    2091  Sole      2091
AP Pharma Inc.      Com    00202J104                50   36500  Sole     36500
Abbott Laborator    Com    002824100               281    6958  Sole      6958
Actel Corp.         Com    004934105              3674  353297  Sole    353297
American Express    Com    025816109              8537  273781  Sole    273781
American International
Group               Com    026874107               543    9935  Sole      9935
Amgen               Com    031162100               702   16843  Sole     16843
Annadarko           Com    032511107              8557  192115  Sole    192115
Applied Materials
Inc. Delaware       Com    038222105               696   60297  Sole     60297
Auspex              Com    052116100                 5   14000  Sole     14000
BMC Software        Com    055921100              4284  327810  Sole    327810
BP Amoco            Com    055622104               317    7946  Sole      7946
Bank of America     Com    060505104               327    5126  Sole      5126
Banner Corp.        Com    06652V109              1440   71306  Sole     71306
Baxter Internati    Com    071813109              4936  161570  Sole    161570
Boise Cascade       Com    097383103               446   19550  Sole     19550
Bristol Myers Sq    Com    110122108              1204   50573  Sole     50573
Build. Materials
Holding Corp.       Com    120113105               384   32850  Sole     32850
Burlington Resou    Com    122014103              8527  222301  Sole    222301
Cardinal Health     Com    14149Y108             12774  205364  Sole    205364
Cascade Nat. Gas    Com    147339105               538   27300  Sole     27300
Celestica           Com    15101Q108              2478  189125  Sole    189125
Centennial Banco    Com    15133T104               309   35564  Sole     35564
Chevron Corp.       Com    166751107              1604   23160  Sole     23160
Cisco Systems In    Com    17275R102              3481  332146  Sole    332146
Citigroup           Com    172967101              9989  336913  Sole    336913
Clorox              Com    189054109               241    6000  Sole      6000
Coca Cola Co.       Com    191216100              9584  199833  Sole    199833
Costco              Com    2160K105               6672  206117  Sole    206117
Dell Computer       Com    247025109              4848  206196  Sole    206196
EMC Corp            Com    268648102              3110  680481  Sole    680481
Eden Bioscience     Com    279445100               118   64950  Sole     64950
El Paso Corp.       Com    28336L109              2751  332641  Sole    332641
Eli Lilly & Co      Com    532457108               373    6744  Sole      6744
Emerson Electric    Com    291011104              2337   53191  Sole     53191
Exxon Mobil         Com    30231G102              1759   55129  Sole     55129
First Indus.
Realty Trust        Com    32054K103               328   10600  Sole     10600
Gap Stores          Com    364760108              5503  507200  Sole    507200
General Electric    Com    369604103             10039  407272  Sole    407272
Gillette Co.        Com    375766102               307   10390  Sole     10390
HealthSouth         Com    421924101              2369  570774  Sole    570774
Hewlett Packard     Com    428236103               237   20317  Sole     20317
Home Depot          Com    437076102              8137  311767  Sole    311767
Home Properties
of N.Y.             Com    437306103               497   15300  Sole     15300
Honeywell Int'l     Com    438516106              1727   79713  Sole     79713
ICOS Corp.          Com    449295104              1123   53549  Sole     53549
Intel Corp.         Com    458140100              4810  346259  Sole    346259
International Business
Machines            Com    459200101               344    5894  Sole      5894
Istar Financial     Com    45031U101               677   24239  Sole     24239
Johnson & Johnso    Com    478160104               338    6243  Sole      6243
Keytronic           Com    493144109                64  214250  Sole    214250
LSI Logic Corp.     Com    502161102              1582  249087  Sole    249087
Lattice
Semiconductor       Com    518415104              5050  811820  Sole    811820
Lucent Technolog    Com    549463107                21   28345  Sole     28345
Managed Municipa    Com    561662107               125   11208  Sole     11208
McDonald's Corp.    Com    580135101               244   13842  Sole     13842
Mentor Graphics     Com    587200106              3128  641050  Sole    641050
Merck & Co.         Com    589331107              6263  137010  Sole    137010
Merrill Lynch       Com    590188108               254    7723  Sole      7723
Metris Companies    Com    591598107                79   34200  Sole     34200
Microsoft           Com    594918104             13342  305023  Sole    305023
Officemax           Com    67622M108              2208  541270  Sole    541270
Oracle Corp.        Com    68389X105              3350  426215  Sole    426215
Pepsico Inc.        Com    713448108               318    8607  Sole      8607
Pfizer Inc.         Com    717081103               988   34061  Sole     34061
Philip Morris       Com    718154107               217    5600  Sole      5600
Plum Creek Timb.    Com    729251108              1326   58650  Sole     58650
Procter & Gamble    Com    742718109               232    2600  Sole      2600
Putnam Master
Interm. Inc. Tr.    Com    746909100               352   55204  Sole     55204
Qualcomm            Com    747525103              3646  132011  Sole    132011
Railamerica         Com    750753105               261   36100  Sole     36100
S&P 500 Depositary
Receipt             Com    78462F103              2147   26246  Sole     26246
Schlumberger        Com    806857108              5791  150566  Sole    150566
Scudder Inter Go    Com    811163104               365   50500  Sole     50500
Semitool            Com    816909105               301   58500  Sole     58500
Shurgard Storage    Com    82567D104              1086   34350  Sole     34350
Siebel Systems      Com    826170102               184   32040  Sole     32040
Starbucks           Com    855244109             13188  638949  Sole    638949
Sterling Finl.      Com    859319105              1484   81850  Sole     81850
Sun Microsystems    Com    866810104                57   22220  Sole     22220
Target Corp.        Com    87612E106               232    7870  Sole      7870
Texas Instrument    Com    882508104              4982  337286  Sole    337286
Travelers Proper    Com    893939108               576   42892  Sole     42892
Umpqua Holdings     Com    904214103               733   44610  Sole     44610
Verizon Comm.       Com    92343V104              5403  196894  Sole    196894
Wal-Mart            Com    931142103             12324  250276  Sole    250276
Walt Disney Co.     Com    254687106              4591  303213  Sole    303213
Washington Fed.
Savings & Loan      Com    938824109               239   10708  Sole     10708
Washington Mut.
Savings Bank        Com    939322103              2039   64805  Sole     64805
Watchguard
Technologies Inc    Com    941105108               135   30575  Sole     30575
Xanser Corp.        Com    98389J103                90   56200  Sole     56200


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:   0

Form 13F Information Table       91

Form 13F Information Table Value To $     243,539